Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Statement of Cash Flows [Abstract]
Net loss	$ (14,058,155)	$ (5,605,431)	$ (7,377,976)	$ (5,320,873)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on PPP note forgiveness	(368,780)
Loss on debt extinguishment	1,321,450
Stock-based compensation expense	2,740,086	940,374
Depreciation and amortization	80,268	82,016	111,015	35,431
Shares for services	388,021		68,880
Shares issuable for services	149,994
Amortization of lease right-of-use asset	58,404	52,994	70,826
Change in lease liability	(92,826)	67,092	38,905
Amortization of debt issuance costs	1,454,762		12,253
Changes in assets and liabilities:
Prepaid expenses and other assets	(25,995)	15,964
Accounts payable and accrued expenses	1,223,983	(123,722)	(86,747)	530,250
Net cash used in operating activities	(7,128,787)	(4,570,713)	(5,908,662)	(4,094,839)
Cash flows from investing activities
Purchases of property and equipment	(22,779)	(109,541)	(109,669)	(260,789)
Net cash used in investing activities	(22,779)	(109,541)	(109,669)	(260,789)
Cash flows from financing activities
Proceeds from private placement, net of issuance costs	250,000	1,785,882	1,785,882	923,994
Proceeds from issuance of convertible notes	4,137,199		2,210,000
Proceeds from issuance of promissory note	1,500,000
Proceeds from issuance of PPP note payable		368,780	368,780
Net cash provided by financing activities	5,887,199	2,154,662	4,364,662	923,994
Net decrease in cash and cash equivalents	(1,264,367)	(2,525,592)	(1,653,669)	(3,431,634)
Cash and cash equivalents, at beginning of year	1,468,465	3,122,134	3,122,134	6,553,768
Cash and cash equivalents, at end of year	204,098	596,542	1,468,465	3,122,134
Noncash investing and financing activities:
Fair value of detachable warrants issued with convertible notes	$ 3,700,632
Stock-based compensation expense			1,227,578	801,244
Other			1,004
Other assets and prepaid expenses			25,600	(48,391)
Security deposits				(92,500)
Income taxes			$ 1,600	$ 1,600